Regulatory Requirements	12 Months Ended
Mar. 31, 2025
Regulatory Requirements [Abstract]
Regulatory Requirements

14. Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission that the Company’s subsidiaries were required to maintain as of March 31, 2025 and 2024, and the actual amounts of capital that were maintained.

Capital requirements as of March 31, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$385,609	$7,319,000	$6,933,391	1898%
Zhong Yang Capital Limited	385,609	684,500	$298,891	178%
Total	$771,218	$8,003,500	$7,232,282	1038%

Capital requirements as of March 31, 2024

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$383,342	$1,273,900	$890,558	332%
Zhong Yang Capital Limited	383,342	636,850	253,508	166%
Total	$766,684	$1,910,750	$1,144,066	249%